Trade and Other Payables - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	May 13, 2019 USD ($)	May 13, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)
Belgium [member] | AB inBev [member]
Disclosure of trade and other payables [line items]
Provision for EU investigation			$ 230
Fine for breach of antitrust rules	$ 225	€ 200
Ambev And E Leon Jimenes Sa [member] | Written Put Options [member]
Disclosure of trade and other payables [line items]
Deferred consideration on acquisitions				$ 600